Fair values of financial assets and liabilities - Movements in level 3 financial liabilities portfolio (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	£ 542,469
Balance at end of period	566,999	£ 552,596
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	344	8
Losses recognised in the income statement within other income	13	8
Redemptions	(9)	(13)
Transfers into the level 3 portfolio	46	398
Balance at end of period	394	401
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020		8
Level 3 | At fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	47
Losses recognised in the income statement within other income	1
Redemptions	(1)	(1)
Transfers into the level 3 portfolio		53
Balance at end of period	47	52
Level 3 | Derivative financial instruments
Reconciliation of changes in fair value measurement, liabilities [abstract]
Balance at beginning of period	297	8
Losses recognised in the income statement within other income	12	8
Redemptions	(8)	(12)
Transfers into the level 3 portfolio	46	345
Balance at end of period	£ 347	349
Losses recognised in the income statement within other income relating to those liabilities held at 30 June 2020		£ 8